Finance costs	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Finance costs	Finance costs

	2025	2024	2023
	US$'000	US$'000	US$'000
		(Recast)	(Recast)
Unwind of discount	26,653	19,356	8,423
Interest expense on lease liabilities	3,637	491	423
Convertible bond interest expense	9,945	4,239	-
Interest expense	181	64	97
Bank fees	452	292	142
Finance costs	40,868	24,442	9,085
The Group recognized an unwind of discount on convertible bonds of $22,502,000 (2024: $9,088,000, 2023: Nil), unwind of working capital facility costs of $49,000 (2024: Nil, 2023: Nil), contingent consideration liabilities of
$2,201,000 (2024: $9,546,000, 2023: $7,575,000), provisions of $445,000 (2024: $256,000, 2023: $279,000) and contract liabilities of $137,000 (2024: $469,000, 2023: $644,000).